36. EVENTS AFTER THE REPORTING PERIOD (Tables)	12 Months Ended
Dec. 31, 2019
Events After Reporting Period
Schedule of event after reporting period

The main differences between these consolidated financial statements and those filed with the CVM, resulting from this subsequent event, are disclosed below.

	As filed with the CVM	Adjustment for class action settlement	As filed with the SEC	Corresponding notes
Statement of Income (Loss)
Other operating income (expenses), net	428,820	(204,436)	224,384	26 and 28
Income taxes	125,887	69,508	195,395	10
Net Income from continuing operations	1,213,261	(134,928)	1,078,333	24

Statement of Financial Position
Other current liabilities	512,591	204,436	717,027	-
Deferred income tax	1,845,862	69,508	1,915,370	10
Accumulated losses	(3,996,985)	(134,928)	(4,131,913)	23.3
Total assets and total liabilities and equity	41,700,631	69,508	41,770,139	-